Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Less: accumulated amortization	$ (1,165,501)	$ (1,125,717)
Intangibles – net	$ 28,043	103,550
Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	3 years
Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Tradenames/trademarks [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 59,254	59,254
Estimated Useful Lives (Years)	15 years
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 1,076,401	1,082,813
Customer relationships [Member] | Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Customer relationships [Member] | Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	15 years
Knowhow [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 26,502	43,600
Knowhow [Member] | Minimum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	5 years
Knowhow [Member] | Maximum [Member]
Schedule of Intangible Assets [Line Items]
Estimated Useful Lives (Years)	15 years
Websites and apps [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross	$ 31,387	$ 43,600